Consolidated VIEs and Noncontrolling Interests - Summary of Variable Interest Entities (Parenthetical) (Detail) - USD ($) $ in Billions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Asia JVs [Member]
Variable Interest Entity [Line Items]
Aggregate liquidation preferences	$ 0.5	$ 0.5	$ 1.8